Other non-current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Miscellaneous non-current assets [abstract]
Research tax credit receivable	$ 4,244	$ 4,743
Guarantee deposits	1,518	1,357
Total	$ 5,762	$ 6,100